As filed with the Securities and Exchange Commission on October 9, 2008
                                     Investment Company Act File Number 811-6152

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   January 31

Date of reporting period:  July 31, 2008

ITEM 1:  REPORT TO STOCKHOLDERS
--------------------------------------------------------------------------------
NEW JERSEY                                  600 FIFTH AVENUE, NEW YORK, NY 10020
DAILY MUNICIPAL                                                   (212) 830-5200
INCOME FUND, INC.
================================================================================




Dear Shareholder:


We are pleased to present the semi-annual report of New Jersey Daily Municipal Income Fund, Inc. (the "Fund") for the period February 1, 2008 through July 31, 2008.

As of July 31, 2008, the Fund had net assets of $88,129,454.

We thank you for your support and we look forward to continuing to serve your cash management needs.

Sincerely,

\S\ Michael P. Lydon


Michael P. Lydon
President









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED JULY 31, 2008
(UNAUDITED)
================================================================================
As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2008 through July 31, 2008.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

------------------------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value Ending Account Value    Expenses paid           Annualized
           Class A Shares                    2/1/08                7/31/08          During the Period      Expense Ratio (a)
------------------------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00             $1,006.30              $4.89                0.98%
------------------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)   $1,000.00             $1,019.99              $4.92                0.98%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
           Class B Shares            Beginning Account Value  Ending Account Value    Expenses paid           Annualized
                                              2/1/08                7/31/08         During the period     Expense Ratio (a)
------------------------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00             $1,007.40              $3.84                0.77%
------------------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before  expenses)  $1,000.00             $1,021.03              $3.87                0.77%
------------------------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (February 1, 2008 through July 31, 2008), multiplied by 182/366 (to reflect the most recent fiscal half-year).



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
JULY 31, 2008
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Put Bond (c) (6.50%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,730,000   Puerto Rico Industrial Medical & Environmental RB
              (Abbott Laboratories Project) - Series 1983A                      03/01/09     2.25%  $  5,730,000       P-1     A-1+
-----------                                                                                         ------------
  5,730,000   Total Put Bond                                                                           5,730,000
-----------                                                                                         ------------
Tax Exempt Commercial Paper (2.84%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000   New Jersey EDA
              (Chambers Co-Generation Ltd Partnership) 1991 Project
              LOC Dexia CLF                                                     10/03/08     1.75%  $  2,500,000     VMIG-1    A-1+
-----------                                                                                         ------------
  2,500,000   Total Tax Exempt Commercial Paper                                                        2,500,000
-----------                                                                                         ------------
Tax Exempt General Obligation Notes & Bonds (22.06%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,586,400   Board of Education of the Borough of Paramus,
              County of Bergen, NJ (d)                                          06/05/09     2.20%  $  1,596,868
  2,500,000   Board of Education of theBorough of Ramsey,
              County of Bergen, NJ (d)                                          07/30/09     2.25      2,518,275
  2,364,000   Board of Education of the Township of Readington,
              County of Hunterdon, NJ (d)                                       07/16/09     2.10      2,372,840
  1,650,000   City of Summit County of Union, NJ BAN (d)                        02/06/09     1.94      1,652,587
  3,505,408   Fairview, NJ BAN (d)                                              02/20/09     1.24      3,519,992
  2,510,000   Township of Andover County of Sussex, NJ BAN (d)                  06/12/09     2.15      2,522,707
  1,244,909   Township of Bedminster County of Somerset, NJ BAN (d)             06/26/09     2.20      1,253,684
  4,000,000   Township of Mantua County of Gloucester, NJ
              - Series 2008A BAN (d)                                            09/25/08     2.32      4,002,538
-----------                                                                                         ------------
 19,360,717   Total Tax Exempt General Obligation Notes & Bonds                                       19,439,491
-----------                                                                                         ------------
Tax Exempt Variable Rate Demand Instruments (e) (72.35%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   ABN Amro MuniTops Certificate Trust 2002-33
              Port Authority of New York and New Jersey Consolidated Bonds -
              128th Series
              Insured by FSA                                                    11/01/10     2.33%  $  5,000,000     VMIG-1
 10,500,000   BB & T Municipal Trust Floater Certificates - Series 2006
              (Puerto Rico Electric Power Authority Power Revenue Refunding
              Bonds, Series VV)
              LOC Branch Banking & Trust Co.                                    07/01/32     2.22     10,500,000     VMIG-1


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2008
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Tax Exempt Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   900,000   Camden County, NJ Improvement Authority RB
              (Parkview Redevelopment Housing Project) - Series 2006
              Collaterized by Federal National Mortage Association              04/15/36     2.00%  $    900,000               A-1+
  1,000,000   City of Farmington, New Mexico Pollution Control Revenue
              Refunding Bonds (Arizona Public Service Company
              Four Corners Project) - Series 1994 B
              LOC Barclays Bank PLC                                             09/01/24     2.18      1,000,000       P-1     A-1+
  1,500,000   County of Douglas, NE IDRB
              (Phillips Manufacturing Project) - Series 2002
              LOC Wells Fargo Bank, N.A.                                        12/01/18     2.34      1,500,000               A-1+
  2,180,000   County of Medina, OH IDRB
              (Three D Metals Inc. Project) - Series 1998 (d)
              LOC Charter One Bank, N.A                                         12/01/18     2.48      2,180,000
  1,515,000   Delaware River Port Authority, NJ Revenue Refunding Bonds
              - Series 2008 B
              LOC TD BankNorth, N.A.                                            01/01/26     2.22      1,515,000     VMIG-1    A-1+
  2,500,000   Deutsche Bank SPEARs/LIFERs Trust - Series DB 624
              (New Jersey Transportation Trust Fund Authority, Transportation
              System Bonds, 2006 Series C) (d)
              Insured by FSA                                                    06/15/25     2.29      2,500,000
  2,000,000   Eagle Tax-Exempt Trust - J Series 20060107 Class A Certificates
              (Related to the Port Authority of New York and New Jersey
              Consolidated Bonds 143rd Series)                                  04/01/36     2.31      2,000,000               A-1+
    900,000   Fulton County, KY Industrial Building RB
              (The Burke - Parsons - Bowlby Corporation Project) - Series 2006
              LOC Branch Banking & Trust Co.                                    07/01/26     2.36        900,000       P-1     A-1+
  1,400,000   Jefferson County, KY Industrial Building RB
              (R.C. Tway Company D/B/A Kentucky Manufacturing
              Company Project) - Series 1998
              LOC Fifth Third Bank                                              06/01/18     2.50      1,400,000       P-1     A-1+
    570,000   Michigan Strategic Fund Limited Obligation RB
              (Gudel Lineartec Inc. Project) - Series 1997 (d)
              LOC Fifth Third Bank                                              06/01/12     2.50        570,000
  2,250,000   Milwaukee, WI IDRB (Midwest Express Airlines, Inc. Project)
              - Series 1998 (d)
              LOC US Bank, N.A.                                                 08/01/30     2.89      2,250,000


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Tax Exempt Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,500,000   New Jersey EDA Dock Facility RB
              (Bayonne/IMTT-Bayonne Project) - Series 1993C
              LOC SunTrust Bank                                                 12/01/27     1.65%  $  1,500,000     VMIG-1
  1,250,000   New Jersey EDA Dock Facility RB
              (Bayonne/IMTT-Bayonne Project) - Series 1993B
              LOC SunTrust Bank                                                 12/01/27     1.65      1,250,000     VMIG-1
  2,150,000   New Jersey EDA Economic Development Bond
              (Campus 130 Associaties - 1984 Project)
              LOC Bank of New York Mellon                                       12/01/11     2.28      2,150,000       P-1     A-1+
  3,000,000   New Jersey EDA Gas Facilities Refunding RB
              (Pivotal Utility Holdings, Inc. Project) - Series 2007
              LOC Wells Fargo Bank, N.A.                                        06/01/32     1.70      3,000,000     VMIG-1
  1,000,000   New Jersey EDA Industrial Development Refunding RB
              (Genlyte Union County Project) - Series 1990
              LOC Bank of America, N.A.                                         10/15/09     2.30      1,000,000       P-1
  3,000,000   New Jersey EDA IDRB (CST Products, LLC Project) - Series 2006
              LOC National Bank of Canada                                       04/01/26     2.34      3,000,000                A-1
    180,000   New Jersey EDA IDRB (Kooltronic Inc. Project)
              LOC Wachovia Bank, N.A.                                           12/01/08     2.27        180,000       P-1     A-1+
    750,000   New Jersey EDA RB (Applewood Estates Project) - Series 2005B
              LOC Commerce Bank, N.A.                                           10/01/35     2.40        750,000     VMIG-1    A-1+
  2,300,000   New Jersey EDA RB
              (Stolthaven Perth Amboy Inc. Project) - Series 1998A
              LOC Citibank, N.A.                                                01/15/18     2.00      2,300,000       P-1     A-1+
  1,500,000   New Jersey EDA Revenue Refunding Bonds
              (Crane's Mill Project) - Series 2005B
              LOC TD BankNorth, N.A                                             06/01/27     2.24      1,500,000               A-1+
    100,000   New Jersey EDA, Thermal Energy Facilities RB
              (Marina Energy LLC Project) - Seres 2001A
              LOC Wachovia Bank, N.A.                                           09/01/31     2.40        100,000     VMIG-1     A-1
    100,000   New Jersey EDA School Facilities Construction Bonds
              2006 Series R - Sub-Series - R1
              LOC Lloyds TSB Bank/ Bank of Nova Scotia                          09/01/31     1.60        100,000     VMIG-1    A-1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2008
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Tax Exempt Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   250,000   New Jersey EDA School Facilities Construction Bonds
              2006 Series R - Sub-Series - R3
              LOC Lloyds TSB Bank/ Bank of Nova Scotia                          09/01/31     1.60%  $    250,000     VMIG-1    A-1+
    220,000   New Jersey EDA School RB
              (The Peddie School 1994 Project) - Series B                       02/01/19     2.16        220,000                A-1
    550,000   New Jersey EDA School RB
              (The Peddie School Project) - Series 1996A                        02/01/26     2.16        550,000                A-1
  1,650,000   New Jersey Educational Facilities Authority RB
              (Princeton University) - Series 2002B                             07/01/22     2.20      1,650,000     VMIG-1    A-1+
    100,000   New Jersey Health Care Facilities Financing Authority RB
              (AtlantiCare Regional Medical Center) - Series 2005 A1
              LOC Wachovia Bank, N.A.                                           07/01/30     2.19        100,000     VMIG-1    A-1+
  1,500,000   New Jersey Health Care Facilities Financing Authority RB
              (Saint Barnabas Health Care System Issue) - Series 2001A
              LOC JPMorgan Chase Bank, N.A.                                     07/01/31     2.06      1,500,000     VMIG-1    A-1+
  3,000,000   State of Missouri HEFA Educational Facilities RB
              (Ranken Techinical College) - Series 2007
              LOC Northern Trust Company                                        11/15/31     2.22      3,000,000               A-1+
  1,750,000   TICs/TOCs Trust Series 2000-1 Relating to Puerto Rico Infrastructure
              Financing Authority Special Obligation Bonds - 2000 Series A
              Collateralized by U.S. Government                                 04/01/27     2.27      1,750,000               A-1+
  1,000,000   Town of Ridgeland, SC RB
              (LRC Ridgeland, LLC Project) - Series 2006A
              LOC Columbus Bank & Trust                                         09/01/21     2.49      1,000,000       P-1      A-1
  4,400,000   Rutgers, The State University (The State University of New Jersey)
              GO Refunding Bonds - 2002 Series A                                05/01/18     1.60      4,400,000     VMIG-1    A-1+
    300,000   Union County, NJ PCFA Pollution Control Revenue Refunding
              Bonds (Exxon Project) - Series 1989                               10/01/24     1.70        300,000       P-1     A-1+
-----------                                                                                         ------------
 63,765,000   Total Tax Exempt Variable Rate Demand Instruments                                       63,765,000
-----------                                                                                         ------------
              Total Investments (103.75%) (Amortized Cost $91,434,491+)                               91,434,491
              Liabilities in Excess of Cash and Other Assets (-3.75%)                                 (3,305,037)
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $ 88,129,454
                                                                                                    ============

               + Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost, and, as a result, there is no unrealized appreciation or depreciation


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================
FOOTNOTES:
(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either, a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated is the next put date.

(d) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(e) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     BAN      =   Bond Anticipation Note                      LIFERs     =   Long Inverse Floating Exempt Receipts
     EDA      =   Economic Development Authority              PCFA       =   Pollution Control Finance Authority
     FSA      =   Financial Security Assurance                RB         =   Revenue Bond
     GO       =   General Obligation                          SPEARs     =   Short Puttable Exempt Adjustable Receipts
     HEFA     =   Health and Education Finance Authority      TICs       =   Trust Inverse Certificates
     IDRB     =   Industrial Development Revenue Bond         TOCs       =   Tender Option Certificates
     LOC      =   Letter of Credit







--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
JULY 31, 2008
(UNAUDITED)
================================================================================

------------------------- ---------------------------- -------------------------
         States                      Value                     % of Portfolio
------------------------- ---------------------------- -------------------------
Kentucky                        $   2,300,000                        2.52%
Michigan                              570,000                        0.62
Missouri                            3,000,000                        3.28
Nebraska                            1,500,000                        1.64
New Jersey                         53,139,491                       58.12
New Mexico                          1,000,000                        1.09
New York                            5,000,000                        5.47
Ohio                                2,180,000                        2.38
Pennsylvania                        1,515,000                        1.66
Puerto Rico                        17,980,000                       19.67
South Carolina                      1,000,000                        1.09
Wisconsin                           2,250,000                        2.46
------------------------- ---------------------------- -------------------------
Total                           $   91,434,491                    100.00%
------------------------- ---------------------------- -------------------------











--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2008
(UNAUDITED)
================================================================================

ASSETS:
   Investments in securities, at amortized cost (Note 1)................................      $    91,434,491
   Due from Transfer Agent..............................................................               34,652
   Accrued interest receivable..........................................................              280,046
   Prepaid expenses.....................................................................               13,677
                                                                                              ---------------
         Total assets...................................................................           91,762,866
                                                                                              ---------------

LIABILITIES:

   Payable to affiliates (Note 2).......................................................               47,255
   Due to Custodian.....................................................................            3,498,144
   Accrued expenses.....................................................................               52,831
   Dividends payable ...................................................................               34,257
   Other payable........................................................................                  925
                                                                                              ---------------
         Total liabilities..............................................................            3,633,412
                                                                                              ---------------
   Net assets...........................................................................      $    88,129,454
                                                                                              ===============

SOURCE OF NET ASSETS:

   Net capital paid on shares of capital stock (Note 3).................................      $    88,124,276
   Accumulated undistributed net realized gain..........................................                5,178
                                                                                              ---------------
   Net assets...........................................................................      $    88,129,454
                                                                                              ===============

Net asset value, per share (Note 3):
Class Name                                          Net Assets          Shares Outstanding         Net Asset Value
Class A Shares..............................        $67,461,666             67,469,981                 $1.00
Class B Shares..............................        $20,667,788             20,670,336                 $1.00


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JULY 31, 2008
(UNAUDITED)
================================================================================

INVESTMENT INCOME

Income:
    Interest.................................................................................  $       988,454
                                                                                               ---------------
Expenses: (Note 2)
    Investment management fee................................................................          132,505
    Administration fee.......................................................................           92,753
    Shareholder servicing fee (Class A shares)...............................................           61,507
    Custodian expenses.......................................................................            3,138
    Shareholder servicing and related shareholder expenses+..................................           37,168
    Legal, compliance and filing fees........................................................           32,557
    Audit and accounting.....................................................................           35,901
    Directors' fees and expenses.............................................................            6,989
    Other....................................................................................            2,169
                                                                                               ---------------
         Total expenses......................................................................          404,687
         Less: Expenses paid indirectly......................................................               (9)
                                                                                               ---------------
         Net Expenses........................................................................          404,678
                                                                                               ---------------
Net investment income........................................................................          583,776

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments......................................................            4,433
                                                                                               ---------------
Increase in net assets from operations.......................................................  $       588,209
                                                                                               ===============

+ Includes class specific transfer agency expenses of $18,452 and $6,707 for Class A and Class B shares, respectively.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


================================================================================

                                                                           Six Months Ended                Year
                                                                             July 31, 2008                 Ended
                                                                             (Unaudited)             January 31, 2008
                                                                           ----------------          ----------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
     Net investment income.........................................        $     583,776             $    2,643,203
     Net realized gain (loss) on investments.......................                4,433                     12,890
                                                                           --------------            --------------
     Increase in net assets from operations........................              588,209                  2,656,093
Dividends to shareholders from net investment income*:
     Class A shares................................................             (383,392)                (1,908,379)
     Class B shares................................................             (200,384)                  (732,232)
     JPMorgan Select shares........................................                 (-0-)                    (2,592)
                                                                           --------------            --------------
     Total dividends to shareholders...............................             (583,776)                (2,643,203)
Distributions to shareholders from realized gains on investments:
     Class A shares................................................                 (-0-)                    (5,271)
     Class B shares................................................                 (-0-)                    (2,523)
     JPMorgan Select shares........................................                 (-0-)                      (-0-)
                                                                          --------------             --------------
     Total dividends to shareholders...............................                 (-0-)                    (7,794)
Capital share transactions (Note 3):
     Class A shares................................................           14,421,663                (39,102,873)
     Class B shares................................................           (4,720,148)                 3,452,192
     JPMorgan Select shares........................................                 -0-                    (314,802)
                                                                          --------------             --------------
     Total capital share transactions..............................            9,701,515                (35,965,483)
                                                                          --------------             --------------
     Total increase (decrease).....................................            9,705,948                (35,960,387)
Net assets:
     Beginning of period...........................................           78,423,506                114,383,893
                                                                          --------------             --------------
     End of period.................................................        $  88,129,454             $   78,423,506
                                                                          ==============             ==============

     Undistributed net investment income...........................        $         -0-             $          -0-
                                                                          ==============             ==============

*    Designated as exempt-interest dividends for federal income tax purposes.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies

New Jersey Daily Municipal Income Fund, Inc. (the "Fund") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, municipal money market fund. The Fund had three classes of stock authorized, Class A and Class B shares. The Class A shares are subject to a service fee pursuant to the Fund's Distribution and Service Plans. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)  Federal  Income  Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c)  Dividends  and   Distributions  -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized long-term capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) Representations and  Indemnifications -
     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

     f) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

2.  Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager"), at the annual rate of 0.30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into Distribution Agreements covering all classes and Shareholder Servicing Agreements, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a fee equal to 0.20% of the Fund's average daily net assets with respect only to the Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

As of July 31, 2008, the amounts payable to affiliates included in the Statement of Assets and Liabilities are broken down as follows:

     Fee Type                        Affiliate                    Amount
     --------                        ---------                  --------
    Management fee                   Manager                 $    23,121
    Administration fee               Manager                      16,184
    Shareholder servicing fee        Distributor                   4,159
    Transfer Agency fees             Transfer agent                3,791
                                                             -----------
         Total                                               $    47,255
                                                             ===========

The Fund maintains a non-interest bearing cash balance with the transfer agent to facilitate the timely processing of redemptions resulting from checks written by the underlying investors in the Fund on a daily basis. As of July 31, 2008, this cash balance was $34,652.

Fees are paid to Directors of the Fund not affiliated with the Manager are paid a fee that is to be allocated among multiple funds, as defined below. Each
Independent Director receives an annual retainer of $60,000 and a fee of $3,000 for each Board of Directors meeting attended. Each Independent Director also receives a fee up to $1,500 at the discretion of the Lead Director for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Director receives an additional annual fee of $13,800, payable quarterly and the Audit Committee
Chairman and Compliance Oversight Committee Chairman will each receive an additional annual fee of $9,200, payable quarterly. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund, the California Daily Tax Free Income Fund, Inc., the
Florida Daily Municipal Income Fund, the New Jersey Daily Municipal Income Fund,
Inc., and the Daily Income Fund.

Included in the Statement of Operations under the caption "Shareholder servicing and related  shareholder  expenses"  are fees  pursuant to the  Transfer  Agency
Agreement  between  Reich  & Tang  Services,  Inc.  and the  Fund.  Reich & Tang
Services,  Inc.,  an affiliate of the  Manager,  as transfer  agent and dividend agent,  receives a fee of $17.40 per  account  per year or a minimum of 0.05% of the  monthly  average  net assets of the Class A and Class B Shares of the Fund.
For the period ended July 31, 2008 these fees amounted to:
                                                   Amount                %
                                                  -------               ---
Class A shares..............................     $  15,447             0.05%
Class B Shares..............................         6,746             0.05%
                                                 ---------
Total Transfer Agency Fees..................     $  22,193
                                                 =========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

3. Compensating Balance Arrangement and Other Transactions

Reich & Tang Asset Management, LLC and the Bank of New York Mellon (the "Bank") have entered into a compensating balance arrangement, effective November 1, 2006, with the New Jersey Daily Municipal Income Fund, Inc., which would allow the Fund to compensate the Bank for any overdrafts by maintaining a positive cash balance the next day. Conversely, on any day the Fund maintains a positive balance it will be allowed to overdraw the account as compensation. In both cases the Federal Reserve requirements, currently 10%, will be assessed on the transaction. Therefore, all overdrafts must be compensated at 100% of the total and all positive balances will allow for an overdraft of 90% of the total. On July 31, 2008, the Fund was overdrawn by $3,498,144.

For the period ended July 31, 2008, the breakdown of expenses paid indirectly by the Fund was as follows:

Custodian expenses...................................       $       9
                                                            =========

4. Capital Stock

At  July  31,  2008,  20,000,000,000  shares  of  $.001  par  value  stock  were authorized.  Transactions  in capital  stock,  all at $1.00 per  share,  were as follows:
                                                            Six Months                  Year
                                                       Ended July 31, 2008             Ended
Class A shares                                              (Unaudited)           January 31, 2008
--------------                                              ---------            ----------------
Sold........................................                223,338,066              387,538,090
Issued on reinvestment of dividends.........                    308,268                1,702,462
Redeemed....................................               (209,224,671)            (428,343,425)
                                                          --------------            --------------
Net increase (decrease).....................                 14,421,663              (39,102,873)
                                                          ==============            =============

Class B shares
Sold........................................                 47,912,674              174,785,241
Issued on reinvestment of dividends.........                    214,218                  732,731
Redeemed....................................                (52,847,040)            (172,065,780)
                                                          --------------           -------------
Net increase (decrease).....................                 (4,720,148)               3,452,192
                                                          ==============           =============

JPMorgan Select shares
Sold........................................                        -0-                     -0-
Issued on reinvestment of dividends.........                        -0-                    2,926
Redeemed....................................                        -0-                 (317,728)
                                                         --------------            --------------
Net increase (decrease).....................                        -0-                 (314,802)
                                                         ==============            ==============









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New Jersey and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 62% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

6. Tax Information

The tax character of all distributions paid during the years ended January 31, 2008 and 2007 were tax exempt income.

During the year ended January 31, 2008, the Fund utilized $4,351 of its carried forward capital losses.

At January 31, 2008, undistributed capital gains for income tax purposes amounted to $745.

The Fund has adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 requires Management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement which could result in the Fund recording a tax liability that would reduce net assets. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets.

Based on its analysis, Management has determined that the adoption of FIN 48 did not have an impact to the Fund's financial statements upon adoption. However, the Management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of tax laws, regulations and interpretations thereof.

7. Fair Valuation Measurement

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on January 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the assets or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

7. Fair Valuation Measurement (continued)

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of July 31, 2008:

Valuation Inputs                               Investment in Securities
----------------                               ------------------------
Level 1 - Quoted Prices                            $         -0-
Level 2 - Other Significant Observable Inputs         91,434,491
Level 3 - Significant Unobservable Inputs                    -0-
                                                   -------------
Total                                              $  91,434,491

8.  Subsequent  Event

The US Government has recently announced a program to provide investors in money market funds governed by Rule 2a-7, such as the Fund, with insurance protection.
As of the filing of this report on September 26, 2008, significant details of such program have not yet been released by the US Government. Based on the information that is currently available, it is the intention of Manager to enroll all of its Rule 2a-7 governed money market funds, including the Fund, in the US Government's program.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

9. Financial Highlights

                                                      Six Months                                Year Ended
                                                        Ended                                   January 31,
Class A shares                                       July 31, 2008    -------------------------------------------------------------
--------------                                        (Unaudited)        2008         2007         2006         2005         2004
                                                     -----------      ---------    ---------    ---------     --------    ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....              $  1.00         $  1.00      $  1.00      $  1.00       $  1.00      $  1.00
                                                     ----------       ---------    ---------    ---------     --------     ---------
Income from investment operations:
  Net investment income.............                    0.006           0.026        0.025        0.015         0.003        0.001
  Net realized and unrealized gain (loss)
  on investments.....................                   0.000           0.000        0.000       (0.000)       (0.000)         --
                                                     ----------       ---------    ---------    ---------     --------     ---------
Total from investment operations....                    0.006           0.026        0.025        0.015         0.003        0.001
                                                     ----------       ---------    ---------    ---------     --------     ---------
Less distributions from:
  Dividends from net investment income                 (0.006)         (0.026)      (0.025)      (0.015)       (0.003)      (0.001)
  Net realized gains on investments.                    (--)           (0.000)       (--)          (--)          (--)         (--)
                                                     ----------       ---------    ---------    ---------     --------     ---------
Total distributions.................                   (0.006)         (0.026)      (0.025)      (0.015)       (0.003)      (0.001)
                                                     ----------       ---------    ---------    ---------     --------     ---------
Net asset value, end of period......                 $  1.00          $  1.00      $  1.00      $  1.00       $  1.00      $  1.00
                                                     ==========       =========    =========    =========     ========     =========
Total Return........................                    0.63%(a)         2.69%        2.52%        1.55%         0.34%        0.14%
Ratios/Supplemental Data
Net assets, end of period (000's)...                 $ 67,461         $ 53,038    $ 92,135      $ 97,702     $ 107,203     $ 96,004
Ratios to average net assets:
Expenses (net of fees waived)(b)                        0.98%(c)         0.98%        0.96%        0.94%         0.93%       0.90%
Net investment income...........                        1.25%(c)         2.66%        2.48%        1.53%         0.34%       0.14%
Management & Administration fees waived                   --              --          0.03%         --            --          --
Shareholder servicing fees waived                         --              --           --           --           0.00%       0.02%
Expenses paid indirectly .......                        0.00%(c)         0.00%         --          0.00%         0.00%       0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

9. Financial Highlights (continued)

                                                      Six Months                                Year Ended
                                                        Ended                                   January 31,
Class B shares                                       July 31, 2008    -------------------------------------------------------------
--------------                                        (Unaudited)        2008         2007         2006         2005         2004
                                                     -----------      ---------    ---------    ---------     --------    ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....              $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
                                                      ----------      ---------    ---------    ---------    --------     ---------
Income from investment operations:
  Net investment income.............                    0.007           0.029        0.027        0.017        0.005         0.003
  Net realized and unrealized gain (loss)
  on investments.................                       0.000           0.000        0.000       (0.000)      (0.000)         --
                                                     ----------       ---------    ---------    ---------    --------     ---------
Total from investment operations....                    0.007           0.029        0.027        0.017        0.005         0.003
                                                     ----------       ---------    ---------    ---------    --------     ---------
Less distributions from:
  Dividends from net investment income                 (0.007)         (0.029)      (0.027)      (0.017)      (0.005)       (0.003)
  Net realized gains on investments.                     (--)          (0.000)       (--)         (--)         (--)          (--)
                                                     ----------       ---------    ---------    ---------    --------     ---------
Total distributions.................                   (0.007)         (0.029)      (0.027)      (0.017)      (0.005)       (0.003)
                                                     ----------       ---------    ---------    ---------    --------     ---------
Net asset value, end of period......                  $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
                                                     ==========      =========    =========    =========     ========     ==========
Total Return........................                    0.74%(a)        2.90%         2.72%       1.76%        0.54%          0.32%
Ratios/Supplemental Data
Net assets, end of period (000's)...                 $ 20,668        $ 25,386     $ 21,934      $ 22,484    $ 15,255      $ 11,916
Ratios to average net assets:
Expenses (net of fees waived)(b)                        0.77%(c)        0.77%        0.76%        0.74%        0.74%         0.73%
Net investment income...........                        1.49%(c)        2.85%        2.68%        1.74%        0.60%         0.32%
Management & Administration fees waived                  --              --          0.03%         --           --            --
Expenses paid indirectly .......                        0.00%(c)        0.00%         --          0.00%        0.00%         0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12-month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

On March 11, 2008, the Board of Directors approved the continuance of the Investment Management Contract. Specifically, with regards to the approval of the continuance of the Investment Management Contract, the Board had considered the following factors:

     1)   The nature, extent and quality of services provided by the Manager.

     The Board reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Corporation's Investment Management Contract and the quality of those services over the past year. The Board noted that the services include managing the investment and reinvestment of the Corporation's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Corporation's portfolio, and the money market industry and the economy in general; and the payment of compensation of all officers, directors and employees of the Corporation who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Corporation pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Board evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Directors. The Board concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Board reviewed the personnel responsible for providing advisory services to the Corporation and concluded, based on their experience and interaction with the Manager, that
(i)the Manager was able to retain quality portfolio managers and other personnel; (ii)the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii)the Manager was responsive to requests of the Board; and (iv)the Manager had kept the Board apprised of developments relating to the Corporation and the industry in general. The Board also focused on the Manager's reputation and long-standing relationship with the Corporation and, in particular, the experience of the Manager in advising money market funds. The Board also noted the high quality of services provided by the Manager under the Administrative Services Contract.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

     2)   The performance of the Corporation and the Manager.

The Board reviewed the investment performance of the Corporation, both on an absolute basis and as compared to various Lipper peer group categories on a gross basis for the one-, three-, five- and ten-year periods ended December 31, 2007. The peer group categories included: (i)an asset-based peer group of three other New Jersey tax-exempt money market funds, as classified by Lipper ("performance group 1"); (ii)a competitors class peer group, representing three other New Jersey tax-exempt money market funds that are considered to be competitors of the Corporation with similar distribution channels ("performance group 2"); and (iii)a peer group of all retail and institutional New Jersey tax-exempt money market funds in the Lipper universe regardless of asset size or primary channel of distribution ("performance universe"). These peer groups are collectively referred to as the "Performance Peer Groups." The Manager advised the Board that it does not advise or subadvise: (i)other funds with a similar investment policy to the Corporation's; or (ii)other types of accounts, such as institutional and pension accounts, with a similar investment policy to the Fund's. The Board used the Corporation's performance against the Performance Peer Groups to provide objective comparative benchmarks against which they could assess the Corporation's performance. The Board considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Corporation's shareholders the performance that was available in the marketplace given the Corporation's investment objectives, strategies, limitations and restrictions. In particular, the Board noted that the gross performance of the Corporation against all the Performance Peer Groups was satisfactory and that the Corporation's ranking against the Lipper performance universe was in the 3rd quintile for the one-month and one-year periods, 5th quintile for the three-year and five-year periods and 4th quintile for the ten-year period (lst quintile being the highest). The Board considered the Corporation's performance in light of the Manager's statement that they have a tighter credit policy than many other advisers which can sometimes result in the Corporation generating lower returns than other competitors.

In connection with its assessment of the performance of the Manager, the Board considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Board took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Corporation ("Participating Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Board concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Corporation to date.

     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Corporation.

In connection with the Boards' consideration of the level of the management fee, the Board considered a number of factors. The Board compared the level of the management fee for the Corporation against the advisory fees charged to funds in the Expense Peer Groups and the Corporation's combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in the Expense Peer Groups. The Expense Peer Groups consist of: (i)an asset-based peer group of three other New Jersey tax-exempt money market funds and three "other states" tax-exempt money market funds, as classified by Lipper, as the peer group for the Corporation's shares ("expense group 1"); (ii)a competitors class peer group, representing the three New Jersey tax-exempt money market funds that are considered to be competitors of the Corporation with similar distribution channels ("expense group 2"); and (iii)a peer group of all New Jersey and certain "other states" tax-exempt money market funds in the Lipper universe regardless of asset size ("expense universe"). These peer groups are collectively referred to as the "Expense
--------------------------------------------------------------------------------

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================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Corporation. (continued)

Peer Groups." The Board also considered comparative total fund expenses of the Class A shares of the Corporation and the Expense Peer Groups. The Board used this combined fee information and total expense data as a guide to help assess the reasonableness of the Corporation's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Expense Peer Group fund agreements is often not apparent. The Board also viewed the Expense Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rates of the Corporation's management fee and combined fees (management and administrative) were reasonable when compared to the combined fees of the Expense Peer Groups. The Board also acknowledged that the differences in expense ratios as between the various shares classes of the Corporation was primarily due to the differences in 12b-1 fees payable by the classes in connection with the distribution channels through which each class was sold. The Board also noted that the Manager did not advise or sub-advise any other registered investment companies or other types of accounts, such as institutional or pension accounts, with similar investment policies to the Corporation. The Board concluded that the level of the management fee was reasonable in light of these factors.

The Board also considered the profitability to the Manager and its affiliates arising out of their relationships with the Corporation. In this regard the Board reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2006. The Board considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract. In reviewing the Manager's profitability reports, the Board and the Manager discussed the Manager's associated costs and the impact of such costs on the Manager's net profitability. The Board concluded that the profitability of the Corporation to the Manager and its affiliates was reasonable.

     4) The extent to which economies of scale will be realized as the Corporation grows and whether fee levels reflect those economies of scale.

With respect to the Boards' consideration of economies of scale, the Board discussed with the Manager whether economies of scale would be realized by it in its management of the Corporation at higher asset levels. The Board also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Board also reviewed the Expense Peer Group data to assess whether the Expense Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Board concluded that they were unable to assess at this time whether economies of scale would be realized if the Corporation were to experience significant asset growth. In the event there was significant asset growth in the future, the Board determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

     5)   Other Factors:

In addition to the above factors, the Board acknowledged the importance of the ability of the Manager's affiliate, the distributor, to market the Corporation through its distribution networks, including its customer service and administration system with banks and bank customers.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

   5)  Other Factors. (continued)

Based on a consideration of all these factors in their totality, the Directors, including all of the disinterested Directors, determined that the Corporation's management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Board deemed relevant. The Board based their decision on evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Directors were also assisted by the advice of independent counsel in making this determination.











--------------------------------------------------------------------------------

---------------------------------------------------------
This  report  is  submitted  for the general  information      NEW JERSEY
of  the  shareholders  of  the Fund. It is not authorized      DAILY
for distribution to  prospective  investors  in  the Fund      MUNICIPAL
unless preceded or accompanied by an effective prospectus,     INCOME
which includes information regarding the Fund's objectives     FUND, INC.
and policies, experience of its management, marketability
of shares, and other information.
----------------------------------------------------------



  New Jersey Daily Municipal Income Fund, Inc.
      600 Fifth Avenue
      New York, New York 10020


  Manager
      Reich & Tang Asset Management, LLC
      600 Fifth Avenue
      New York, New York 10020


  Custodian
      The Bank of New York Mellon
      2 Hanson Place, 7th Floor
      Brooklyn, New York 11217


  Transfer Agent &
   Dividend Disbursing Agent
      Reich & Tang Services, Inc.                          Semi-Annual Report
      600 Fifth Avenue                                        July 31, 2008
      New York, New York 10020                                 (Unaudited)


  Distributor
      Reich & Tang Asset Distributor, Inc
      600 Fifth Avenue
      New York, New York 10020



  NJ07/08S

--------------------------------------------------------------------------------

Item 2: CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

Item 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

Item 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

Item 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

Item 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11: EXHIBITS

(a)(1) Not applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Jersey Daily Municipal Income Fund, Inc.

 By (Signature and Title)*/s/ Christine Manna
                              Christine Manna, Secretary

Date: October 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Michael P. Lydon
                             Michael P. Lydon, President

Date: October 9, 2008

By (Signature and Title)*/s/ Joseph Jerkovich
                             Joseph Jerkovich, Treasurer and Assistant Secretary

Date: October 9, 2008

* Print the name and title of each signing officer under his or her signature.